Authorization of the consolidated financial statements:	12 Months Ended
Dec. 31, 2022
Authorization of the consolidated financial statements:
Authorization of the consolidated financial statements:

Note 22 - Authorization of the consolidated financial statements:

The consolidated financial statements and their twenty two notes are an integral part of the consolidated financial statements, which were authorized and proposed for their issuance to the Board of Directors on April 17, 2023 by Mr. Adolfo Castro Rivas, Chief Executive Officer of Grupo Aeroportuario del Sureste, S.A.B. de C.V.